SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2025
SCHEDULE OF SIGNIFICANT DUE FROM RELATED PARTY TRANSACTIONS	Amounts owing to related parties
	September 30, 2025	December 31, 2024
	USD’000	USD’000
Amounts owing to related parties	391	272